Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Series, Inc.
Entity Central Index Key	0000912763
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000030198
Shareholder Report [Line Items]
Fund Name	Federated Hermes Core Bond Fund
Class Name	Class A Shares
Trading Symbol	FGFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Core Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and Index. The Fund seeks to provide total return by investing primarily in a diversified portfolio of fixed-income securities including U.S. government securities, investment-grade corporate debt securities and mortgage-backed securities.

Top Contributors to Performance

  The Fund’s duration positioning relative to the Index was a positive contributor as interest rates fell and the Fund maintained a longer-than-Index duration position.

  Yield curve positioning was a positive contributor as the Fund had overweight allocations to the short- and medium-term part of the yield curve and underweight allocations to the longer end as the curve steepened over the period.

Top Detractor from Performance

  The Fund’s underweight allocation to the corporate bond sector detracted from relative Fund performance as corporate spreads tightened.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index
9/30/2015	$9,548	$10,000
9/30/2016	$9,893	$10,519
9/30/2017	$9,893	$10,527
9/30/2018	$9,776	$10,399
9/30/2019	$10,442	$11,470
9/30/2020	$10,848	$12,271
9/30/2021	$11,168	$12,161
9/30/2022	$9,473	$10,385
9/30/2023	$9,469	$10,452
9/30/2024	$10,575	$11,661
9/30/2025	$10,802	$11,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	(2.48%)	(1.00%)	0.77%
Class A Shares without sales load	2.14%	(0.09%)	1.24%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 10,562,745
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,562,745 Number of Investments1 Portfolio Turnover160% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)59% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	104.3%

Material Fund Change [Text Block]
C000030197
Shareholder Report [Line Items]
Fund Name	Federated Hermes Core Bond Fund
Class Name	Institutional Shares
Trading Symbol	FGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Core Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and Index. The Fund seeks to provide total return by investing primarily in a diversified portfolio of fixed-income securities including U.S. government securities, investment-grade corporate debt securities and mortgage-backed securities.

Top Contributors to Performance

  The Fund’s duration positioning relative to the Index was a positive contributor as interest rates fell and the Fund maintained a longer-than-Index duration position.

  Yield curve positioning was a positive contributor as the Fund had overweight allocations to the short- and medium-term part of the yield curve and underweight allocations to the longer end as the curve steepened over the period.

Top Detractor from Performance

  The Fund’s underweight allocation to the corporate bond sector detracted from relative Fund performance as corporate spreads tightened.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,404	$10,519
9/30/2017	$10,424	$10,527
9/30/2018	$10,331	$10,399
9/30/2019	$11,069	$11,470
9/30/2020	$11,545	$12,271
9/30/2021	$11,918	$12,161
9/30/2022	$10,137	$10,385
9/30/2023	$10,158	$10,452
9/30/2024	$11,372	$11,661
9/30/2025	$11,659	$11,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	2.52%	0.20%	1.55%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 10,562,745
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,562,745 Number of Investments1 Portfolio Turnover160% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)59% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	104.3%

Material Fund Change [Text Block]
C000030205
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ultrashort Bond Fund
Class Name	Class A Shares
Trading Symbol	FULAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Short-Term Government/Corporate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing primarily in a diversified portfolio of investment-grade debt securities.

Top Contributors to Performance

  Sector allocation added 0.93% of excess returns primarily from asset-backed securities, mortgage-backed securities and a small allocation to high-yield securities which all outperformed U.S. Treasuries during the reporting period.

  Security selection, primarily from investment-grade corporate bond securities, added 0.22% of excess return during the fiscal year.

Top Detractors from Performance

  Duration and yield curve management detracted 0.06% from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period where U.S. Treasury rates were on average higher than at the beginning of the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds Average
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,103	$10,519	$10,064	$10,123
9/30/2017	$10,208	$10,527	$10,154	$10,265
9/30/2018	$10,350	$10,399	$10,316	$10,441
9/30/2019	$10,638	$11,470	$10,602	$10,727
9/30/2020	$10,854	$12,271	$10,794	$10,919
9/30/2021	$10,970	$12,161	$10,815	$10,983
9/30/2022	$10,754	$10,385	$10,788	$10,874
9/30/2023	$11,222	$10,452	$11,271	$11,413
9/30/2024	$12,007	$11,661	$11,928	$12,153
9/30/2025	$12,627	$11,998	$12,464	$12,738

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares	5.16%	3.07%	2.36%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg US Short-Term Government/Corporate Index	4.50%	2.92%	2.23%
Lipper Ultra-Short Obligations Funds Average	4.81%	3.13%	2.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,261,215,226
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 6,862,366
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,261,215,226 Number of Investments436 Portfolio Turnover30% Total Advisory Fees Paid$6,862,366
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.7%
Project and Trade Finance Core Fund	1.9%
Mortgage-Backed Securities	2.8%
Bank Loan Core Fund	3.2%
Commerical Mortgage-Backed Securities	5.7%
Cash Equivalents	7.2%
Collateralized Mortgage Obligations	16.0%
Corporate Bonds	25.8%
Asset-Backed Securities	38.8%

Material Fund Change [Text Block]
C000030206
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ultrashort Bond Fund
Class Name	Institutional Shares
Trading Symbol	FULIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Short-Term Government/Corporate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing primarily in a diversified portfolio of investment-grade debt securities.

Top Contributors to Performance

  Sector allocation added 0.93% of excess returns primarily from asset-backed securities, mortgage-backed securities and a small allocation to high-yield securities which all outperformed U.S. Treasuries during the reporting period.

  Security selection, primarily from investment-grade corporate bond securities, added 0.22% of excess return during the fiscal year.

Top Detractors from Performance

  Duration and yield curve management detracted 0.06% from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period where U.S. Treasury rates were on average higher than at the beginning of the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds Average
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,148	$10,519	$10,064	$10,123
9/30/2017	$10,321	$10,527	$10,154	$10,265
9/30/2018	$10,510	$10,399	$10,316	$10,441
9/30/2019	$10,863	$11,470	$10,602	$10,727
9/30/2020	$11,119	$12,271	$10,794	$10,919
9/30/2021	$11,255	$12,161	$10,815	$10,983
9/30/2022	$11,050	$10,385	$10,788	$10,874
9/30/2023	$11,535	$10,452	$11,271	$11,413
9/30/2024	$12,374	$11,661	$11,928	$12,153
9/30/2025	$13,019	$11,998	$12,464	$12,738

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	5.21%	3.21%	2.67%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg US Short-Term Government/Corporate Index	4.50%	2.92%	2.23%
Lipper Ultra-Short Obligations Funds Average	4.81%	3.13%	2.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,261,215,226
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 6,862,366
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,261,215,226 Number of Investments436 Portfolio Turnover30% Total Advisory Fees Paid$6,862,366
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.7%
Project and Trade Finance Core Fund	1.9%
Mortgage-Backed Securities	2.8%
Bank Loan Core Fund	3.2%
Commerical Mortgage-Backed Securities	5.7%
Cash Equivalents	7.2%
Collateralized Mortgage Obligations	16.0%
Corporate Bonds	25.8%
Asset-Backed Securities	38.8%

Material Fund Change [Text Block]
C000212356
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ultrashort Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FULLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Short-Term Government/Corporate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing primarily in a diversified portfolio of investment-grade debt securities.

Top Contributors to Performance

  Sector allocation added 0.93% of excess returns primarily from asset-backed securities, mortgage-backed securities and a small allocation to high-yield securities which all outperformed U.S. Treasuries during the reporting period.

  Security selection, primarily from investment-grade corporate bond securities, added 0.22% of excess return during the fiscal year.

Top Detractors from Performance

  Duration and yield curve management detracted 0.06% from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period where U.S. Treasury rates were on average higher than at the beginning of the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds Average
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,148	$10,519	$10,064	$10,123
9/30/2017	$10,321	$10,527	$10,154	$10,265
9/30/2018	$10,510	$10,399	$10,316	$10,441
9/30/2019	$10,863	$11,470	$10,602	$10,727
9/30/2020	$11,120	$12,271	$10,794	$10,919
9/30/2021	$11,257	$12,161	$10,815	$10,983
9/30/2022	$11,054	$10,385	$10,788	$10,874
9/30/2023	$11,540	$10,452	$11,271	$11,413
9/30/2024	$12,381	$11,661	$11,928	$12,153
9/30/2025	$13,027	$11,998	$12,464	$12,738

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	5.22%	3.22%	2.68%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg US Short-Term Government/Corporate Index	4.50%	2.92%	2.23%
Lipper Ultra-Short Obligations Funds Average	4.81%	3.13%	2.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,261,215,226
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 6,862,366
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,261,215,226 Number of Investments436 Portfolio Turnover30% Total Advisory Fees Paid$6,862,366
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.7%
Project and Trade Finance Core Fund	1.9%
Mortgage-Backed Securities	2.8%
Bank Loan Core Fund	3.2%
Commerical Mortgage-Backed Securities	5.7%
Cash Equivalents	7.2%
Collateralized Mortgage Obligations	16.0%
Corporate Bonds	25.8%
Asset-Backed Securities	38.8%

Material Fund Change [Text Block]
C000030207
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ultrashort Bond Fund
Class Name	Service Shares
Trading Symbol	FULBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Short-Term Government/Corporate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing primarily in a diversified portfolio of investment-grade debt securities.

Top Contributors to Performance

  Sector allocation added 0.93% of excess returns primarily from asset-backed securities, mortgage-backed securities and a small allocation to high-yield securities which all outperformed U.S. Treasuries during the reporting period.

  Security selection, primarily from investment-grade corporate bond securities, added 0.22% of excess return during the fiscal year.

Top Detractors from Performance

  Duration and yield curve management detracted 0.06% from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period where U.S. Treasury rates were on average higher than at the beginning of the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds Average
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,102	$10,519	$10,064	$10,123
9/30/2017	$10,228	$10,527	$10,154	$10,265
9/30/2018	$10,381	$10,399	$10,316	$10,441
9/30/2019	$10,669	$11,470	$10,602	$10,727
9/30/2020	$10,904	$12,271	$10,794	$10,919
9/30/2021	$11,026	$12,161	$10,815	$10,983
9/30/2022	$10,815	$10,385	$10,788	$10,874
9/30/2023	$11,278	$10,452	$11,271	$11,413
9/30/2024	$12,087	$11,661	$11,928	$12,153
9/30/2025	$12,717	$11,998	$12,464	$12,738

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	5.22%	3.12%	2.43%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg US Short-Term Government/Corporate Index	4.50%	2.92%	2.23%
Lipper Ultra-Short Obligations Funds Average	4.81%	3.13%	2.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,261,215,226
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 6,862,366
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,261,215,226 Number of Investments436 Portfolio Turnover30% Total Advisory Fees Paid$6,862,366
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.7%
Project and Trade Finance Core Fund	1.9%
Mortgage-Backed Securities	2.8%
Bank Loan Core Fund	3.2%
Commerical Mortgage-Backed Securities	5.7%
Cash Equivalents	7.2%
Collateralized Mortgage Obligations	16.0%
Corporate Bonds	25.8%
Asset-Backed Securities	38.8%

Material Fund Change [Text Block]